Other operating income (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income
Schedule of other operating income

DKK thousand	2017	2016	2015
Research funding	40	920	11,576
Government grants	567	777	1,252

Total other operating income	607	1,697	12,828